INVESTMENT IN SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
Summary of Investment in Securities - Current and Noncurrent

Investment in securities – current and noncurrent consist of the following:

	December 31
(in US$ thousands)	2025	2024
Debt securities, classified as available-for-sale - current	$4,638	$—
Debt securities, classified as available-for-sale - noncurrent	3,514	5,384
Equity securities	21	57
	$8,173	$5,441

Schedule of Interest Receivable on Debt Securities

Interest receivable on debt securities are as follows:

	December 31
(in US$ thousands)	2025	2024
Interest receivable on debt securities - current (recorded within "Other receivable")	$664	$—
Interest receivable on debt securities - noncurrent (recorded within "Other" under "OTHER ASSETS")	191	392
	$855	$392